Schedule of Investments (unaudited) April 30, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
CSL Ltd.	82,976	$11,597,018
Sonic Healthcare Ltd.	716,144	12,929,089

		24,526,107
Austria — 0.8%
ams AG(a)	455,728	19,226,444

Belgium — 0.9%
Proximus SADP	410,656	11,482,549
UCB SA	126,452	10,022,073

		21,504,622
Brazil — 0.4%
TIM Participacoes SA	3,593,755	10,634,887

Canada — 0.5%
CGI Inc.(b)	172,443	12,361,492

China — 4.2%
Alibaba Group Holding Ltd., ADR(b)	71,364	13,243,018
Baidu Inc., ADR(b)	60,167	10,001,560
Ctrip.com International Ltd., ADR(b)	378,104	16,655,481
NetEase Inc., ADR	44,557	12,677,803
Ping An Insurance Group Co. of China Ltd., Class H	1,161,500	13,983,184
Tencent Holdings Ltd.	288,000	14,243,251
Weibo Corp., ADR(a)(b)	169,020	11,577,870
Xiaomi Corp., Class B(a)(b)(c)	6,323,400	9,688,132

		102,070,299
Denmark — 2.5%
DSV A/S	145,146	13,399,802
Genmab A/S(b)	68,860	11,422,140
H Lundbeck A/S	261,668	10,998,332
Novo Nordisk A/S, Class B	239,132	11,684,413
Vestas Wind Systems A/S	142,728	12,898,044

		60,402,731
Finland — 0.4%
Nokia OYJ	1,844,196	9,670,517

France — 3.8%
Atos SE	133,964	13,779,256
BioMerieux	156,457	12,405,408
Bouygues SA	286,708	10,776,865
Capgemini SE	97,656	11,830,803
Orange SA	658,113	10,299,852
Sanofi	121,444	10,546,572
SCOR SE	241,604	9,845,042
STMicroelectronics NV	793,768	14,566,811

		94,050,609
Germany — 4.6%
Bayer AG, Registered	150,240	9,991,316
Deutsche Boerse AG	89,091	11,871,492
Deutsche Telekom AG, Registered	635,115	10,615,394
Hannover Rueck SE	81,912	12,337,762
Infineon Technologies AG	538,360	12,685,231
Merck KGaA	101,412	10,783,348
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	51,735	12,929,416
QIAGEN NV(b)	310,496	11,980,712
Siemens AG, Registered	97,656	11,681,960

Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	2,778,188	$9,016,745

		113,893,376
India — 1.0%
Infosys Ltd., ADR	1,081,728	11,639,394
Tata Consultancy Services Ltd.	398,136	12,938,579

		24,577,973
Italy — 0.4%
Telecom Italia SpA/Milano(b)	17,009,672	9,504,687

Japan — 5.9%
Chugai Pharmaceutical Co. Ltd.	167,900	10,612,938
FANUC Corp.	73,100	13,635,488
Honda Motor Co. Ltd.	437,900	12,192,394
Mitsubishi Heavy Industries Ltd.	295,700	12,268,729
Murata Manufacturing Co. Ltd.	223,700	11,970,837
Nidec Corp.	86,100	12,202,815
Rakuten Inc.	1,437,900	15,944,391
Takeda Pharmaceutical Co. Ltd.	335,504	12,386,913
TDK Corp.	144,000	12,528,485
Tokyo Electron Ltd.	89,400	14,163,529
Yaskawa Electric Corp.	432,000	15,883,636

		143,790,155
Netherlands — 2.3%
ASM International NV	261,668	17,759,309
ASML Holding NV	66,356	13,797,721
Koninklijke KPN NV	3,673,368	11,263,416
Wolters Kluwer NV	181,062	12,617,335

		55,437,781
Norway — 0.4%
Telenor ASA	553,579	11,087,584

Saudi Arabia — 0.0%
Alinma Bank	15	108

Singapore — 0.5%
Singapore Technologies Engineering Ltd.	4,256,800	12,383,873

South Korea — 0.5%
Samsung Electronics Co. Ltd.	305,488	11,990,433

Spain — 0.9%
Grifols SA	401,892	11,142,911
Telefonica SA	1,255,756	10,459,250

		21,602,161
Sweden — 2.6%
Elekta AB, Class B	862,152	10,202,392
Millicom International Cellular SA, SDR(b)	180,288	10,534,563
Swedish Orphan Biovitrum AB(b)	523,336	9,523,407
Tele2 AB, Class B	885,164	11,796,849
Telefonaktiebolaget LM Ericsson, Class B	1,210,684	11,970,831
Telia Co. AB	2,319,162	9,865,245

		63,893,287
Switzerland — 2.8%
ABB Ltd., Registered	553,224	11,384,796
Kuehne + Nagel International AG, Registered	83,164	12,082,856
Novartis AG, Registered	141,060	11,518,747
Roche Holding AG, NVS	42,568	11,220,574
Swiss Re AG	123,400	11,874,979
Swisscom AG, Registered	22,536	10,498,370

		68,580,322

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 1.1%
MediaTek Inc.	1,451,000	$13,875,619
Taiwan Semiconductor Manufacturing Co. Ltd.	1,529,000	12,815,475

		26,691,094
United Kingdom — 2.8%
AstraZeneca PLC	142,728	10,654,218
BT Group PLC	3,448,008	10,295,788
GlaxoSmithKline PLC	584,684	11,992,822
London Stock Exchange Group PLC	214,098	13,994,519
RELX PLC	531,666	12,191,742
Vodafone Group PLC	5,324,756	9,857,099

		68,986,188
United States — 58.9%
3M Co.	54,615	10,350,089
Abbott Laboratories	150,885	12,004,411
AbbVie Inc.	124,840	9,911,048
Accenture PLC, Class A	68,973	12,599,298
Adobe Inc.(b)	45,808	13,249,964
Advanced Micro Devices Inc.(b)	538,360	14,874,887
Albemarle Corp.	124,840	9,370,490
Alexion Pharmaceuticals Inc.(b)	94,851	12,912,067
Align Technology Inc.(b)	50,108	16,269,065
Allergan PLC	71,853	10,562,391
Alnylam Pharmaceuticals Inc.(a)(b)	137,720	12,303,905
Alphabet Inc., Class A(b)	10,317	12,369,670
Amazon.com Inc.(b)	7,200	13,870,944
Amgen Inc.	56,055	10,051,783
Amphenol Corp., Class A	130,767	13,019,163
Analog Devices Inc.	123,588	14,365,869
Apple Inc.	64,674	12,978,132
Applied Materials Inc.	323,016	14,235,315
Arista Networks Inc.(b)	47,436	14,813,788
Berkshire Hathaway Inc., Class B(b)	54,615	11,835,617
Biogen Inc.(b)	33,804	7,749,229
BioMarin Pharmaceutical Inc.(b)	116,436	9,958,771
BlackRock Inc.(d)	27,318	13,255,786
Boston Scientific Corp.(b)	297,450	11,041,344
Bristol-Myers Squibb Co.	206,580	9,591,509
Broadcom Inc.	43,304	13,787,994
Capital One Financial Corp.	136,468	12,668,324
Celgene Corp.(b)	155,205	14,691,705
Charles River Laboratories International Inc.(b)	85,136	11,959,054
Cisco Systems Inc.	232,964	13,034,336
Cognizant Technology Solutions Corp., Class A	165,264	12,057,661
CoreSite Realty Corp.	112,680	12,328,319
Corning Inc.	346,804	11,045,707
Cypress Semiconductor Corp.	838,466	14,404,846
CyrusOne Inc.	190,304	10,598,030
Danaher Corp.	107,769	14,272,926
Digital Realty Trust Inc.	94,663	11,142,782
DowDuPont Inc.	306,372	11,780,003
DXC Technology Co.	189,052	12,428,278
Eli Lilly & Co.	96,291	11,269,899
Emerson Electric Co.	180,186	12,791,404
Equinix Inc.	28,775	13,083,993
Exelixis Inc.(b)	505,808	9,944,185
Facebook Inc., Class A(b)	76,173	14,731,858
First Solar Inc.(a)(b)	251,652	15,484,148
General Electric Co.	1,705,224	17,342,128
Gilead Sciences Inc.	162,760	10,585,910

Security	Shares	Value

United States (continued)
Honeywell International Inc.	80,472	$13,972,353
HP Inc.	493,288	9,841,096
Illumina Inc.(b)	33,057	10,313,784
Incyte Corp.(b)	162,384	12,471,091
Intel Corp.	229,917	11,734,964
Intercept Pharmaceuticals Inc.(b)	99,150	8,544,747
Intercontinental Exchange Inc.	140,826	11,456,195
International Business Machines Corp.	90,531	12,698,783
Intuitive Surgical Inc.(b)	21,284	10,868,249
Ionis Pharmaceuticals Inc.(a)(b)	196,564	14,610,602
IQVIA Holdings Inc.(a)(b)	90,531	12,574,756
Jazz Pharmaceuticals PLC(b)	77,780	10,093,511
Johnson & Johnson	74,733	10,552,300
KLA-Tencor Corp.	117,688	15,002,866
Laboratory Corp. of America Holdings(b)	78,865	12,612,091
Lam Research Corp.	79,408	16,471,601
Marvell Technology Group Ltd.	717,396	17,949,248
Mastercard Inc., Class A	56,838	14,450,493
Maxim Integrated Products Inc.	204,060	12,243,600
Medtronic PLC	114,969	10,210,397
MercadoLibre Inc.(b)	30,177	14,609,893
Merck & Co. Inc.	141,476	11,135,576
Microchip Technology Inc.	149,117	14,895,297
Micron Technology Inc.(b)	304,236	12,796,166
Microsoft Corp.	100,402	13,112,501
Myriad Genetics Inc.(b)	351,812	11,075,042
Nasdaq Inc.	125,200	11,543,440
Nektar Therapeutics(a)(b)	297,976	9,541,192
NVIDIA Corp.	73,293	13,266,033
PayPal Holdings Inc.(b)	126,635	14,280,629
Pfizer Inc.	255,408	10,372,119
PRA Health Sciences Inc.(b)	104,910	10,157,386
Qorvo Inc.(b)	182,792	13,820,903
QUALCOMM Inc.	191,309	16,477,444
Quest Diagnostics Inc.	125,028	12,050,199
Regeneron Pharmaceuticals Inc.(b)	28,758	9,868,020
Rockwell Automation Inc.	68,973	12,464,111
Roper Technologies Inc.	38,813	13,961,036
salesforce.com Inc.(a)(b)	78,865	13,040,328
Seagate Technology PLC	275,440	13,309,261
Seattle Genetics Inc.(a)(b)	178,182	12,077,176
ServiceNow Inc.(b)	58,844	15,976,734
Skyworks Solutions Inc.	159,316	14,048,485
Splunk Inc.(b)	100,778	13,911,395
Sprint Corp.(b)	1,822,912	10,171,849
Square Inc., Class A(b)	174,028	12,672,719
Stryker Corp.	64,674	12,217,565
Syneos Health Inc.(b)	239,132	11,222,465
T-Mobile U.S. Inc.(a)(b)	166,683	12,166,192
T Rowe Price Group Inc.	116,808	12,556,860
Tableau Software Inc., Class A(a)(b)	84,980	10,351,414
TE Connectivity Ltd.	146,565	14,018,942
Tesla Inc.(a)(b)	30,177	7,202,948
Texas Instruments Inc.	114,969	13,546,797
Thermo Fisher Scientific Inc.	45,996	12,761,590
United Technologies Corp.	92,159	13,142,795
United Therapeutics Corp.(b)	98,962	10,150,532
UnitedHealth Group Inc.	40,236	9,377,805
Varian Medical Systems Inc.(b)	91,971	12,523,691
Verizon Communications Inc.	192,373	11,001,812

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Vertex Pharmaceuticals Inc.(b)	62,600	$10,578,148
Visa Inc., Class A	76,395	12,561,630
VMware Inc., Class A	67,608	13,800,821
Waters Corp.(a)(b)	58,747	12,544,834
Western Digital Corp.	269,180	13,760,482
Xilinx Inc.	122,336	14,697,447
XPO Logistics Inc.(a)(b)	182,792	12,444,479
Zimmer Biomet Holdings Inc.	97,656	12,027,313
Zoetis Inc.	121,444	12,367,857

		1,441,310,105

Total Common Stocks — 99.2% (Cost: $2,062,524,692)		2,428,176,835

Preferred Stocks

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	253,526	9,007,768

Total Preferred Stocks — 0.4% (Cost: $9,995,964)		9,007,768

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	67,918,335	67,945,502

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	1,052,743	$1,052,743

		68,998,245

Total Short-Term Investments — 2.8% (Cost: $68,979,900)		68,998,245

Total Investments in Securities — 102.4% (Cost: $2,141,500,556)		2,506,182,848

Other Assets, Less Liabilities — (2.4)%		(59,784,097)

Net Assets — 100.0%		$2,446,398,751

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	132,841,969	—	(64,923,634	)(a)	67,918,335	$67,945,502	$607,135	(b)	$11,058	$(5,419)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,527,286	—	(1,474,543	)(a)	1,052,743	1,052,743	44,838		—	—
BlackRock Inc.	20,490	7,739	(911)		27,318	13,255,786	226,356		41,107	272,521

						$82,254,031	$878,329		$52,165	$267,102

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Exponential Technologies ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,428,176,835	$—	$—	$2,428,176,835
Preferred Stocks	9,007,768	—	—	9,007,768
Money Market Funds	68,998,245	—	—	68,998,245

	$2,506,182,848	$—	$—	$2,506,182,848

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

4